Consolidated Statements of Changes in Common Shareholders' Equity - USD ($) $ in Thousands	Total	Capital in Excess of Par Value [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Treasury Stock [Member]	Noncontrolling Interest [Member]	Class A Common Stock [Member] Common Stock [Member]	Class B Common Stock [Member] Common Stock [Member]
As of at Dec. 31, 2014	$ 3,140,775	$ 303,789	$ 6,008,506	$ 453,480	$ (3,645,476)	$ 476	$ 975	$ 19,025
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss) for the year	(99,220)		(99,220)
Contribution of noncontrolling interest to a joint venture						(476)
Net income attributable to noncontrolling interest	(476)
Net income attributable to redeemable noncontrolling interests	(1,435)		(1,435)
Change in redemption value of redeemable noncontrolling interests	(2,601)	(2,601)
Dividends paid on common stock	(53,090)		(53,090)
Dividends paid on redeemable preferred stock	(631)		(631)
Repurchase of Class B common stock	(22,979)				(22,979)
Issuance of Class B common stock, net of restricted stock award forfeitures	6,665	(13,244)			19,909
Amortization of unearned stock compensation and stock option expense	57,115	57,115
Other Comprehensive Income (Loss), Net of Tax	(138,800)
Other comprehensive income (loss), net of tax	(139,658)			(139,658)
Reclassification of stranded tax effects as a result of tax reform	0						(11)	11
Spin-Off of Cable ONE	(398,310)	7,285	(406,453)	858
Taxes arising from employee stock plans	4,543	4,543
Other	0
As of at Dec. 31, 2015	2,490,698	356,887	5,447,677	314,680	(3,648,546)	0	964	19,036
As of at Dec. 31, 2014	21,904
Increase (Decrease) in Temporary Equity [Roll Forward]
Net income attributable to redeemable noncontrolling interests	1,435
Change in redemption value of redeemable noncontrolling interests	2,601
Other	17
As of at Dec. 31, 2015	25,957
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss) for the year	169,458		169,458
Net income attributable to redeemable noncontrolling interests	(868)		(868)
Change in redemption value of redeemable noncontrolling interests	(3,026)	(3,026)
Dividends paid on common stock	(27,325)		(27,325)
Dividends paid on redeemable preferred stock	0
Repurchase of Class B common stock	(108,948)				(108,948)
Issuance of Class B common stock, net of restricted stock award forfeitures	(53)	(697)			644
Amortization of unearned stock compensation and stock option expense	14,717	14,717
Other Comprehensive Income (Loss), Net of Tax	(78,194)			(78,194)
Taxes arising from employee stock plans	558	558
Purchase of redeemable noncontrolling interest	0
Exchange of redeemable noncontrolling interest	(4,076)	(4,076)
As of at Dec. 31, 2016	2,452,941	364,363	5,588,942	236,486	(3,756,850)	0	964	19,036
Increase (Decrease) in Temporary Equity [Roll Forward]
Net income attributable to redeemable noncontrolling interests	868
Change in redemption value of redeemable noncontrolling interests	3,026
Purchase of redeemable noncontrolling interest	(24,031)
Exchange of redeemable noncontrolling interest	(5,770)
As of at Dec. 31, 2016	50
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss) for the year	302,489		302,489
Acquisition of redeemable noncontrolling interest	0
Net income attributable to redeemable noncontrolling interests	(445)		(445)
Change in redemption value of redeemable noncontrolling interests	(446)	(446)
Dividends paid on common stock	(28,329)		(28,329)
Dividends paid on redeemable preferred stock	0
Repurchase of Class B common stock	(50,770)				(50,770)
Issuance of Class B common stock, net of restricted stock award forfeitures	385	(4,401)			4,786
Amortization of unearned stock compensation and stock option expense	11,184	11,184
Other Comprehensive Income (Loss), Net of Tax	228,136			228,136
Reclassification From Accumulated Other Comprehensive Income To Retained Earnings	0		(70,933)	70,933
As of at Dec. 31, 2017	2,915,145	$ 370,700	$ 5,791,724	$ 535,555	$ (3,802,834)	$ 0	$ 964	$ 19,036
Increase (Decrease) in Temporary Equity [Roll Forward]
Acquisition of redeemable noncontrolling interest	3,666
Net income attributable to redeemable noncontrolling interests	445
Change in redemption value of redeemable noncontrolling interests	446
As of at Dec. 31, 2017	$ 4,607